TrueShares Structured Outcome (June) ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

PURCHASED OPTIONS - 17.8%(a)(b)	Notional Amount	Contracts	Value
Call Options - 17.8%			$–
SPDR S&P 500 ETF, Expiration: 05/31/2024; Exercise Price: $417.85	$2,510,736	48	$528,926
TOTAL PURCHASED OPTIONS (Cost $184,850)			$528,926

SHORT-TERM INVESTMENTS - 82.3%
Money Market Funds - 0.2%		Shares
First American Treasury Obligations Fund - Class X, 5.22%(c)		6,917	6,917
U.S. Treasury Bills - 82.1%		Par
5.38%, 05/16/2024(d)		$2,458,000	2,441,950
TOTAL SHORT-TERM INVESTMENTS (Cost $2,449,850)			2,448,867

TOTAL INVESTMENTS - 100.1% (Cost $2,634,700)			$2,977,793
Liabilities in Excess of Other Assets - (0.1)%			(2,178)
TOTAL NET ASSETS - 100.0%			$2,975,615

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(d)	The rate shown is the effective yield as of March 31, 2024.

TrueShares Structured Outcome (June) ETF
Schedule of Options Written
as of March 31, 2024 (Unaudited)

OPTIONS WRITTEN - (0.1)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (0.1)%
SPDR S&P 500 ETF, Expiration: 05/31/2024; Exercise Price: $376.07	$3,452,262	66	$1,523
TOTAL OPTIONS WRITTEN (Premiums received $89,690)			$1,523

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

TrueShares Structured Outcome (June) ETF
	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$528,926	$–	$528,926
Money Market Funds	6,917	–	–	6,917
U.S. Treasury Bills	–	2,441,950	–	2,441,950
Total Assets	$6,917	$2,970,876	$–	$2,977,793

Liabilities:
Options Written	$–	$1,523	$–	$1,523
Total Liabilities	$–	$1,523	$–	$1,523

Refer to the Schedule of Investments for industry classifications.